Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Short term investment	$ 5,294,952	$ 3,247,349
Lease commitment, description	These lease agreements have lease terms expiring between December 2024 and October 2025 with a monthly rental of approximately $8,400, $1,900, $180 and $250, respectively.
Rental Expense	$ 93,925	$ 177,189	$ 179,552
Nanjing Jinwang [Member]
Commitments and Contingencies [Line Items]
Short term investment	$ 14,700,000